Consolidated Statements of Comprehensive Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Net premiums earned	$ 14,902.8		$ 14,314.8		$ 14,012.8
Investment income	480.0		520.1		507.0
Other-than-temporary impairment (OTTI) losses:
Total OTTI losses	(6.0)		(19.1)		(80.9)
Non-credit losses, net of credit losses recognized on previously recorded non-credit OTTI losses	0.5		5.2		40.1
Net impairment losses recognized in earnings	(5.5)		(13.9)		(40.8)
Net realized gains (losses) on securities	108.1		110.0		67.9
Total net realized gains (losses) on securities	102.6		96.1		27.1
Service revenues	22.8		25.9		16.7
Net gains (losses) on extinguishment of debt	(0.1)		6.4		0
Total revenues	15,508.1		14,963.3		14,563.6
Expenses
Losses and loss adjustment expenses	10,634.8		10,131.3		9,904.9
Policy acquisition costs	1,399.2		1,359.9		1,364.6
Other underwriting expenses	1,821.5		1,740.1		1,567.7
Investment expenses	13.5		11.9		11.1
Service expenses	19.4		21.4		19.4
Interest expense	132.7		133.5		139.0
Total expenses	14,021.1		13,398.1		13,006.7
Net Income
Income before income taxes	1,487.0		1,565.2		1,556.9
Provision for income taxes	471.5		496.9		499.4
Net income	1,015.5		1,068.3		1,057.5
Net unrealized gains (losses) on securities:
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	(3.6)		13.9		(15.7)
Other net unrealized gains (losses) on securities, after tax	(80.9)		323.2		712.3
Change in net unrealized gains (losses) on securities, after tax	(84.5)	[1]	337.1	[1]	696.6	[1]
Change in net unrealized gains on forecasted transactions, after tax	(6.8)		(6.9)		(3.3)
Foreign currency translation adjustment, after tax	0.1		0.3		1.4
Other comprehensive income (loss), after tax	(91.2)		330.5		694.7
Comprehensive income	$ 924.3		$ 1,398.8		$ 1,752.2
Computation of Net Income Per Share
Average shares outstanding - Basic	632.3		657.9		666.8
Net effect of dilutive stock-based compensation	4.6		5.4		5.4
Total equivalent shares - Diluted	636.9		663.3		672.2
Basic: Net income per share	$ 1.61		$ 1.62		$ 1.59
Diluted: Net income per share	$ 1.59		$ 1.61		$ 1.57

[1]	December 31, 2009 excludes the $189.6 million ($291.8 million pretax) cumulative effect of change in accounting principle we recorded in June 2009 in accordance with the new accounting guidance for other-than-temporary impairments we adopted during the second quarter 2009.